Accrued and Other Liabilities - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Revenue Arrangement [Line Items]
Deferred revenue	€ 1,703,049	€ 1,737,391
Costs to be paid [Line Items]
Accrued Liabilities	197,549	224,597
Credits Regarding Free or Discounted Products or Services [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	1,349,800	1,402,600
Extended and Enhanced (Optic) Warranty Contracts [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	312,100	303,300
expected losses for upgrading EUV in the field [Member]
Costs to be paid [Line Items]
Accrued Liabilities	€ 88,800	€ 92,700